MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2012
Mergers Acquisitions Disposals Disclosure [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

  During 2012, Finansbank acquired 32.86% of Finans Investment Trust for total consideration of TL 5.8 million. After this transaction the Group owns 83.3% of the entity;
  during 2012, Finansbank acquired 4.61% of Finans Leasing for total consideration of TL 21.6 million. After this transaction the Group owns 95.3% of the entity;
  on March 15, 2012, the Bank acquired 10.2% of Banca Romaneasca from European Bank for Reconstruction and Development (“EBRD”) through put and call arrangements as provided for in the 2005 shareholders agreement, between the Bank and EBRD. The total consideration paid amounted to EUR 26.1 million. After this transaction the Group owns 99.3% of the entity;
  as of July 1, 2012, the foreign branch of NBG in Albania, became a subsidiary under the name Banka NBG Albania Sh.a. in which the Bank participates with 100%.
  on September 27, 2012, the Bank fully subscribed the share capital increase of Ethniki Hellenic General Insurance S.A. for the amount of EUR 500.0 million.
  on October 4, 2012, ASTIR Palace Vouliagmenis S.A. established ASTIR Marina Vouliagmenis S.A., a wholly owned subsidiary.  The capital contributed amounted to EUR 5.0 million. The Group owns 85.3% of the entity.
  on October 19, 2012 NBG Leasing IFN increased its share capital by RON 67.0 million. Banca Romaneasca participated in the share capital increase with a cancellation of the preemptive rights of NBG which was the sole shareholder. After this capital increase, the Group owns 99.3% of the entity.
  on October 29, 2012 Interlease E.A.D., Sofia, acquired through foreclosure proceedings 100% of the share capital of “Hotel Perun – Bansco” EOOD. The fair value of the company was estimated to BGN 12.0 million.
  on November 16, 2012, Finansbank disposed of its 100% subsidiary Finans Consumer Finance for TL 4.3 million.
  on November 9, 2012, the disposal of 51.0% of shares of Finans Pension was finalized, a subsidiary of Finansbank, to Cigna Nederland Gamma B.V. for a cash consideration of TL202.9 million. Finansbank retained the remaining 49.0% and it was agreed to operate Finans Pension through a formation of a 51.0% / 49.0% Joint Venture. The total consideration received and the gain on disposal of Finans Pension are analyzed as follows:

(EUR in thousands)
Gain on disposal of Finans Pension
Total cash consideration	87,738
Plus: Fair value of interest retained	104,298
Less: Net assets derecognized	(30,100)
Less: Expenses	(4,668)
Gain	157,268

The gain is included in the caption of the income statement “Other non-interest income”. The portion of the gain related to the remeasurement of the investment retained in the former subsidiary amounted to EUR 89,549 thousand and was determined as follows:

Fair value of interest retained (49%)	104,298
Less: 49% of net assets derecognized (30.100 x 49%)	(14,749)
Portion of gain	89,549

The fair value of the 49.0% interest retained in Finans Pension, was determined by reference to the cash consideration received for the 51.0% disposed of, taking also into consideration the fact that Finansbank is entitled to dividends from Finans Pension in excess of its 49.0% shareholding, provided certain performance thresholds are achieved.

  During 2011, Finansbank disposed of 20.9% of its participation in Finans Investment Trust for TL 5.0 million. After this transaction the Group owns 52.1% of the entity;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AGORAZO PLC, for the purposes of consumer loans securitization, in which the Bank has a beneficial interest;
  on September 22, 2011, the Bank established in UK the Variable Interest Entity AUTOKINITO PLC, for the purposes of car loans securitization, in which the Bank has a beneficial interest;
  on September 19, 2011, the Bank established in UK the Variable Interest Entity SPITI PLC, for the purposes of mortgage loans securitization, in which the Bank has a beneficial interest;
  on June 29, 2011, the Bank acquired 49.9% of CPT Investments Ltd from Credit Suisse A.G. The total consideration amounted to EUR 587.8 million of which amount of EUR 42.9 million was paid in cash. The remaining amount of EUR 544.9 million related to waive of debt from Credit Suisse A.G. After this acquisition the Bank holds the 100% of CPT Investments Ltd;
  during December 2010, Finans Invest acquired from the market 5.11% of Finans Leasing, a subsidiary company, listed in Istanbul Stock Exchange, with a cost of TL 20.5 million. On August 13, 2010, the Bank increased its shareholding in Finans Leasing, through a public offer. The Bank acquired 27.3% of the share capital for EUR 42.3 million (TL 81.7 million). After these acquisitions the NBG Group owns 90.9% of Finans Leasing;
  in April 2010, Finansbank disposed of 10.73% of its participation in Finans Investment Trust for TL 2.7 million. After this transaction the Group owns 71.93% of the entity;
  on November 4, 2010, following the Finansbank's Board of Directors decision of August 2, 2010, the share capital of the Finansbank was increased by TL 551.3 million (TL 547.1 million in cash and TL 4.1 million by capitalization of reserves). The cash contribution by the Group amounted to TL 518.7 million and was covered by the proceeds from repayment by Finansbank of subordinated debt amounting to TL 495.8 million (USD 325 million) and cash payments by the reinvestment of the dividend received of TL 22.9 million;
  on September 3, 2010, Banca Romaneasca S.A. established NBG Factoring Romania IFN S.A. Banca Romaneasca S.A. owns 99% and NBG Leasing IFN S.A. owns 1% of the new company;
  on August 17, 2010, the Bank acquired 21.6% of Stopanska Banka AD—Skopje, from European Bank for Reconstruction and Development (EBRD) and from International Finance Corporation (IFC) possessing 10.8% shareholding each, through put and call arrangements as provided for in the 2001 shareholders agreement, between the Bank and EBRD and IFC, for the acquisition of Stopanska Banka AD-Skopje. The total consideration paid amounted to EUR 35.2 million;
  on May 19, 2010, Eterika Plc was liquidated. Eterika Plc was a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank had a beneficial interest and was consolidated since July 31, 2008;

The schedule below presents the effect of changes in NBG Group's ownership interest in its subsidiaries on NBG Group's equity:

	2010	2011	2012

	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	(354,772)	(14,539,668)	(2,537,491)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	216,861	-
Decrease in NBG's paid-in-capital for purchase of 10,2% of Banca Romaneasca	-	-	(7,100)
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	4,078	2,623	(3,101)
Net transfers to / from non-controlling interest	4,078	219,484	(10,201)
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(350,694)	(14,320,184)	(2,547,692)